Cover	Nov. 07, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Entity Registrant Name	WHEELS UP EXPERIENCE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39541
Entity Tax Identification Number	98-1617611
Entity Address, Address Line One	601 West 26th Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	257-5252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001819516
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	UP
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	UP WS
Security Exchange Name	NYSE